RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	$ (604)	$ (643)	$ (482)
IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(668)	(20)	68
Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(199)	(151)	34
Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	253	(188)	(422)
Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(94)	(24)	(90)
Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,235	195	330
Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(1,131)	(455)	$ (402)
Net Assets (Liabilities)
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(604)	(643)
Less: current portion	434	340
Long-term portion	(170)	(303)
Net Assets (Liabilities) | IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(668)	(20)
Net Assets (Liabilities) | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(199)	(151)
Net Assets (Liabilities) | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	253	(188)
Net Assets (Liabilities) | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(94)	(24)
Net Assets (Liabilities) | Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,235	195
Net Assets (Liabilities) | Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(1,131)	(455)
Financial Instruments Assets
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,625	322
Less: current portion	(125)	(60)
Long-term portion	1,500	262
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	22
Financial Instruments Assets | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	39	33
Financial Instruments Assets | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	335	40
Financial Instruments Assets | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	16	32
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,235	195
Financial Instruments Assets | Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(2,229)	(923)
Less: current portion	559	400
Long-term portion	(1,670)	(523)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(668)	(42)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(238)	(184)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(82)	(228)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(110)	(56)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(1,131)	(455)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	310	65
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	10
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	12	3
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	284	22
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	14	30
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(236)	(261)
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(94)	(35)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(37)	(61)
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(15)	(117)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(90)	(48)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,090	62
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	225	195
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	12
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	27	30
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	51	18
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	2	2
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	1,010	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	225	195
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(1,993)	(704)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(574)	(7)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(201)	(123)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(67)	(111)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(20)	(8)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	(1,131)	(455)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through OCI
Disclosure of risk management strategy related to hedge accounting [table]
Net Assets (Liabilities)	$ 0	$ 0